Loans	9 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Loans

Note 14 – Loans

Short-term loans

On June 16, 2011, Hongyuan entered a one-year loan agreement with Shanghai Pudong Development bank (“SPDB”) to borrow $4,950,400 (RMB 32 million) with a per annum interest rate of 6.435%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6 million with an annual interest rate of 1.3%; the loan was guaranteed by the Company’s Chief Executive Officer (“CEO”). The loan was paid off on September 14, 2011, and Hongyuan renewed the loan for another year with SPDB to borrow $5,033,600 (RMB 32 million) with per annum interest rate of 6.71%. On March 15, 2012, the loan was paid off and Hongyuan entered into a new loan and borrowed $5,698,800 (RMB 36,000,000) for one year with a per annum interest rate of 7.22%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6.5 million with an annual interest rate of 1.3%. The new loan is guaranteed by the Company’s CEO.

Long-term loans

Long-term loans represent amounts due to unrelated lenders and mature over one year.

On April 2, 2011, Hongli entered into a loan agreement with Bairui Trust Co., Ltd. (“Bairui”), an unrelated party, pursuant to which Bairui agreed to loan Hongli the sum of approximately $55.7 million (RMB 360 million) with annual interest of 6.3%, of which approximately $27.8 million (RMB 180 million) is due on April 2, 2013, and approximately $27.8 million (RMB 180 million) on April 2, 2014. The loan was issued on April 3, 2011 and guaranteed by Hongyuan and the Company’s CEO.

Average interest rate of the short-term and long-term loans was 4.96% and 5.22% for the three months ended March 31, 2012 and 2011, respectively. Total interest expense on short-term and long-term loans for the three months ended March 31, 2012 and 2011 amounted to $769,601 and $197,721, respectively, of which $466,855 and $74,974 was capitalized into CIP, respectively.

Weighted average interest rate was 7.49% and 5.36% for the nine months ended March 31, 2012 and 2011, respectively. Total interest expense on short-term and long-term loans for the nine months ended March 31, 2012 and 2011 amounted to $2,288,043 and $609,027, respectively, of which $1,254,275 and $215,094 was capitalized into CIP, respectively.